financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2024	2023
Cash and temporary investments, net	$927	$864
Accounts receivable	4,069	4,234
Contract assets	701	748
Derivative assets	156	215
	$5,853	$6,061

Analysis of the age of customer accounts receivable

Customer accounts receivable, net of allowance for doubtful accounts

As at (millions)	Note	Gross	Allowance	Net [1]
June 30, 2024
Less than 30 days past billing date		$1,109	$(17)	$1,092
30-60 days past billing date		336	(15)	321
61-90 days past billing date		111	(18)	93
More than 90 days past billing date		214	(38)	176
Unbilled customer finance receivables		1,579	(32)	1,547
		$3,349	$(120)	$3,229
Current [2]	6(b)	$2,766	$(107)	$2,659
Non-current [3]	20	583	(13)	570
		$3,349	$(120)	$3,229
December 31, 2023
Less than 30 days past billing date		$1,077	$(14)	$1,063
30-60 days past billing date		550	(14)	536
61-90 days past billing date		139	(17)	122
More than 90 days past billing date		193	(36)	157
Unbilled customer finance receivables		1,630	(36)	1,594
		$3,589	$(117)	$3,472
Current [2]	6(b)	$2,938	$(103)	$2,835
Non-current [3]	20	651	(14)	637
		$3,589	$(117)	$3,472

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Balance, beginning of period	$121	$106	$117	$109
Additions (doubtful accounts expense)	48	27	92	48
Accounts written off [1] less than recoveries	(49)	(27)	(86)	(55)
Other	—	1	(3)	5
Balance, end of period	$120	$107	$120	$107

1	For the three-month and six-month periods ended June 30, 2024, accounts that were written off but were still subject to enforcement activity totalled $64 (2023 – $45) and $116 (2023 – $89), respectively.

Summary of contract assets and related impairment allowance activity

Contract assets, net of impairment allowance

As at (millions)	Gross	Allowance	Net (Note 6(c))
June 30, 2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$583	$(19)	$564
The 12-month period ending two years hence	234	(7)	227
Thereafter	53	(1)	52
	$870	$(27)	$843
December 31, 2023
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$616	$(21)	$595
The 12-month period ending two years hence	259	(9)	250
Thereafter	54	(1)	53
	$929	$(31)	$898

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at June 30, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2024 (remainder of year)	$2,821	$36	$2,419	$392	$(1,912)	$1,889	$(345)	$340	$5,640
2025	291	66	2,165	700	(227)	207	(237)	234	3,199
2026	88	66	2,516	555	(223)	206	—	—	3,208
2027	91	1,073	2,571	434	(1,714)	1,653	—	—	4,108
2028	67	—	4,215	286	(586)	577	—	—	4,559
2029-2033	7	—	11,158	573	(1,762)	1,662	—	—	11,638
Thereafter	—	—	12,674	340	(2,875)	2,734	—	—	12,873
Total	$3,365	$1,241	$37,718	$3,280	$(9,299)	$8,928	$(582)	$574	$45,225

			Total (Note 26(h))			$40,627

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates, in effect as at June 30, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowing in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at December 31, 2023	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates in effect as at December 31, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at June 30, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2024 (remainder of year)	$2,821	$36	$2,419	$392	$(1,912)	$1,889	$(345)	$340	$5,640
2025	291	66	2,165	700	(227)	207	(237)	234	3,199
2026	88	66	2,516	555	(223)	206	—	—	3,208
2027	91	1,073	2,571	434	(1,714)	1,653	—	—	4,108
2028	67	—	4,215	286	(586)	577	—	—	4,559
2029-2033	7	—	11,158	573	(1,762)	1,662	—	—	11,638
Thereafter	—	—	12,674	340	(2,875)	2,734	—	—	12,873
Total	$3,365	$1,241	$37,718	$3,280	$(9,299)	$8,928	$(582)	$574	$45,225

			Total (Note 26(h))			$40,627

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates, in effect as at June 30, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowing in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at December 31, 2023	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates in effect as at December 31, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2024	2023	2024	2023	2024	2023
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$(7)	$115	$121	$109	$114
Canadian dollar depreciates	$6	$7	$(115)	$(119)	$(109)	$(112)
10% change in US$: € exchange rate
U.S. dollar appreciates	$14	$12	$(69)	$(66)	$(55)	$(54)
U.S. dollar depreciates	$(14)	$(12)	$69	$66	$55	$54
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(6)	$(8)	$72	$76	$66	$68
U.S. interest rate	$—	$—	$(68)	$(70)	$(68)	$(70)
Combined	$(6)	$(8)	$4	$6	$(2)	$(2)
Interest rates decrease
Canadian interest rate	$6	$8	$(75)	$(77)	$(69)	$(69)
U.S. interest rate	$—	$—	$71	$75	$71	$75
Combined	$6	$8	$(4)	$(2)	$2	$6
20 basis point change in wind discount
Wind discount increases	$(36)	$(39)	$—	$—	$(36)	$(39)
Wind discount decreases	$36	$39	$—	$—	$36	$39
20 basis point change in solar premium
Solar premium increases	$22	$24	$—	$—	$22	$24
Solar premium decreases	$(22)	$(24)	$—	$—	$(22)	$(24)

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at ($ in millions except price or rate)		June 30, 2024				December 31, 2023
		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated revenues	HFT [4]	2024	$14	$—	US$1.00: ₱59	2024	$111	$2	US$1.00: ₱56
U.S. dollar-denominated purchases	HFH [3]	2025	$366	5	US$1.00: C$1.35	2024	$47	—	US$1.00: C$1.31
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2024	$1,209	7	US$1.00: C$1.36	2024	$118	1	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$45	20	€1.00: US$1.09	2027	$45	17	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$12	3	3.5%	2024	$11	2	3.5%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	$10(0.4 TWh 8)	—	$31.18/ MWh [8]	2047	$25 (0.4 TWh 8)	14	$30.60/ MWh [8]
				$35				$36
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2048	$3,635	$20	US$1.00: C$1.29	—	$—	$—	—
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$569	10	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with
Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$206	1	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with
Purchase of electrical power	HFT [4]	2047	$483(6.7 TWh 8)	90	$40.00/ MWh [8]	2047	$672 (6.9 TWh 8)	179	$39.52/ MWh [8]
				$121				$179
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated revenues	HFT [4]	2025	$163	$6	US$1.00: ₱57	2024	$18	$—	US$1.00: ₱55
U.S. dollar-denominated purchases	HFH [3]	2025	$31	—	US$1.00: C$1.36	2024	$401	7	US$1.00: C$1.34
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2024	$1,623	1	US$1.00: C$1.37	2024	$943	18	US$1.00: C$1.35
				$7				$25
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$2,893	$50	US$1.00: C$1.33	2049	$6,610	$176	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	—	$—	—	—	2027	$591	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with
Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	—	$—	—	—	2028	$205	2	3.6%
				$50				$191

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Six months
Periods ended June 30	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(103)	$(26)
Balance, beginning of period	193	193
Balance, end of period	$90	$167

2	Caption reflects Consolidated statement of financial position line item where derivative financial instruments are presented. Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $119 (December 31, 2023 – $163).
7	We designate only the spot element as the hedging item. As at June 30, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $3 (December 31, 2023 - $3).
8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.

Schedule of significant unobservable inputs used in the fair value measurement

	Six months
Periods ended June 30	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(103)	$(26)
Balance, beginning of period	193	193
Balance, end of period	$90	$167

Schedule of long-term debt amortized cost and fair value

As at (millions)	June 30, 2024		December 31, 2023
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$25,463	$24,203	$24,735	$23,853

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

	Amount of gain (loss)
	recognized in other		Gain (loss) reclassified from other comprehensive
	comprehensive income		income to income (effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	2024	2023	Location	2024	2023
THREE-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$5	$10	Goods and services purchased	$4	$6
U.S. dollar-denominated long-term debt [1] Note 26(b)-(c)	12	(176)	Financing costs	56	(138)
Net investment in a foreign operation [2]	12	—	Financing costs	6	(5)
	29	(166)		66	(137)
Derivatives used to manage other market risks
Other	1	1	Financing costs	1	—
	$30	$(165)		$67	$(137)
SIX-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$15	$(9)	Goods and services purchased	$4	$15
U.S. dollar-denominated long-term debt [1] Note 26(b)-(c)	182	(151)	Financing costs	187	(138)
Net investment in a foreign operation [2]	37	(21)	Financing costs	11	(11)
	234	(181)		202	(134)
Derivatives used to manage other market risks
Other	6	—	Financing costs	2	—
	$240	$(181)		$204	$(134)

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2024, were $(23) (2023 - $10) and $(44) (2023 - $(8)), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2024, were $NIL (2023 – $1) and $NIL (2023 - $2), respectively,

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Derivatives used to manage currency risk	$(5)	$2	$(6)	$5
Unrealized changes in virtual power purchase agreements forward element	$(37)	$(7)	$(103)	$(26)